Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Property Plant and Equipment by Class of Assets
By class of assets

	Land, buildings and improvement		Equipment and other assets (*)	Assets under construction (**)	Exploration and development costs (oil and gas producing properties) (***)	Total
Balance at January 1, 2016	6,100		73,893	37,610	43,694	161,297

Additions	110		917	11,846	203	13,076
Additions to / review of estimates of decommissioning costs	—		—	—	937	937
Capitalized borrowing costs	—		—	1,724	—	1,724
Write-offs	(64)		(140)	(1,371)	(43)	(1,618)
Transfers (****)	387		4,519	(15,863)	5,912	(5,045)
Depreciation, amortization and depletion	(428)		(7,520)	—	(5,862)	(13,810)
Impairment recognition	(319)		(3,891)	(439)	(1,932)	(6,581)
Impairment reversal	—		768	—	179	947
Cumulative translation adjustment	1,196		10,178	5,062	8,107	24,543

Balance at December 31, 2016	6,982		78,724	38,569	51,195	175,470

Cost	9,999		127,539	38,569	80,662	256,769
Accumulated depreciation, amortization and depletion	(3,017)		(48,815)	—	(29,467)	(81,299)

Balance at December 31, 2016	6,982		78,724	38,569	51,195	175,470

Additions	2		1,167	11,031	31	12,231
Additions to / review of estimates of decommissioning costs	—		—	—	4,503	4,503
Capitalized borrowing costs	—		—	1,972	—	1,972
Write-offs	(14)		(6)	(545)	(35)	(600)
Transfers	316		3,296	(7,631)	3,079	(940)
Depreciation, amortization and depletion	(437)		(7,320)	—	(5,366)	(13,123)
Impairment recognition	(145)		(937)	(568)	(892)	(2,542)
Impairment reversal	52		831	165	692	1,740
Cumulative translation adjustment	(91)		(753)	(472)	(745)	(2,061)

Balance at December 31, 2017	6,665		75,002	42,521	52,462	176,650

Cost	9,914		128,603	42,521	86,491	267,529
Accumulated depreciation, amortization and depletion	(3,249)		(53,601)	—	(34,029)	(90,879)

Balance at December 31, 2017	6,665		75,002	42,521	52,462	176,650

Weighted average useful life in years	40 (25 to 50 (except land	) )	20 (3 to 31) (****)		Units of production method

(*)	It is composed of platforms, refineries, thermoelectric power plants, natural gas processing plants, pipelines, rights of use and other operating, storage and production plants, also including exploration and production assets depreciated based on the units of production method.
(**)	See note 29 for assets under construction by business area.
(***)	It is composed of exploration and production assets related to wells, abandonment and dismantling of areas, signature bonuses associated to proved reserves and other costs directly associated to the exploration and production of oil and gas.
(***)	In 2016 it includes transfers to assets held for sale.

Summary of Estimated Useful Life of Property Plant and Equipment
Estimated useful life

	Buildings and improvements, equipment and other assets
Estimated useful life	Cost	Accumulated depreciation	Balance at 2017
5 years or less	4,017	(2,897)	1,120
6 - 10 years	11,592	(6,841)	4,751
11 - 15 years	1,379	(708)	671
16 - 20 years	38,961	(14,561)	24,400
21 - 25 years	18,879	(6,138)	12,741
25 - 30 years	13,984	(3,896)	10,088
30 years or more	24,030	(6,636)	17,394
Units of production method	25,326	(15,173)	10,153

Total	138,168	(56,850)	81,318

Buildings and improvements	9,565	(3,249)	6,316
Equipment and other assets	128,603	(53,601)	75,002